Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Committee typically grants annual stock-based awards to eligible employees, including the named executive officers, at its meeting in December after the end of each fiscal year and after the Company’s 10-K for the year has been filed. The Committee selected this time period for review of executive compensation since it coincides with executive performance reviews and allows the Committee to receive and consider final fiscal year financial information. Stock-based awards are generally granted to non-employee Directors after the annual meeting of stockholders. Newly-hired employees or newly-appointed Directors may also be considered for stock-based awards at the time they join the Company. Occasional exceptions to this policy may occur in connection with promotions or as dictated by retention considerations or market factors. The Company has not granted stock options since fiscal 2018 and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Committee typically grants annual stock-based awards to eligible employees, including the named executive officers, at its meeting in December after the end of each fiscal year and after the Company’s 10-K for the year has been filed. The Committee selected this time period for review of executive compensation since it coincides with executive performance reviews and allows the Committee to receive and consider final fiscal year financial information. Stock-based awards are generally granted to non-employee Directors after the annual meeting of stockholders. Newly-hired employees or newly-appointed Directors may also be considered for stock-based awards at the time they join the Company.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company has not granted stock options since fiscal 2018 and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false